FUNDING DEBTS (Tables)	12 Months Ended
Dec. 31, 2021
FUNDING DEBTS
Schedule of outstanding funding debts

The following table summarized the Group’s outstanding funding debts as of December 31, 2020 and 2021, respectively:

	As of December 31,
	2020	2021
	RMB	RMB

	(in thousands)

Short‑term:
Loan payables to investors of consolidated Trusts	1,512,510	194,200
Total short‑term funding debts	1,512,510	194,200

Long‑term:
Loan payables to investors of consolidated Trusts	15,000	—
Total long‑term funding debts	15,000	—

Schedule of remaining contractual maturity dates of funding debts and associated interest payments

The following table summarizes the remaining contractual maturity dates of the Group’s funding debts and associated interest payments as of December 31, 2021:

	Less			More
	than 1	1 ‑ 2	2 ‑ 3	than 3
	year	years	years	years	Total
	RMB	RMB	RMB	RMB	RMB

	(in thousands)
Loan payables to investors of consolidated Trusts	194,200				194,200
Total funding debts	194,200	—	—	—	194,200

Interest payments	3,175				3,175
Total interest payments	3,175	—	—	—	3,175